Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 5) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Beginning balance	¥ 792,139	$ 114,092	¥ 748,428	¥ 666,946
Warranty provision for the current year	84,924	12,232	84,520	120,780
Warranty costs incurred or claimed	(35,256)	(5,078)	(40,809)	(39,298)
Total accrued warranty cost	841,806	$ 121,244	792,139	748,428
Less: accrued warranty cost, current portion	37,462		38,869	40,903	$ 5,396
Accrued warranty cost, excluding current portion	¥ 804,344		¥ 753,270	¥ 707,525	$ 115,850